      As filed with the Securities and Exchange Commission on November 13, 1998


                                                 FILE NO.  333-03093 (811-07615)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.   20549

                                       FORM N-4

                  REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933     /X/

                             PRE-EFFECTIVE AMENDMENT NO. ___              / /


                           POST-EFFECTIVE AMENDMENT NO. 11*               /X/


                       REGISTRATION STATEMENT UNDER THE INVESTMENT
                                  COMPANY ACT of 1940                     /X/


                                  AMENDMENT NO. 13*                       /X/


                        RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                              (Exact Name of Registrant)

                         CONSECO VARIABLE INSURANCE COMPANY**
                                 (Name of Depositor)

             11825 North Pennsylvania Street, Carmel, Indiana 46032-4572
                (Address of Principal Executive Offices of Depositor)
                     Depositor's Telephone Number:  800-437-3506
                              --------------------------

                                 Karl W. Kindig, Esq.
                         Conseco Variable Insurance Company
                          11825 North Pennsylvania Street
                               Carmel, Indiana 46032
                       (Name and Address of Agent for Service)

                                       COPY TO:
                                  John H. Grady, Jr.
                                   C. Ronald Rubley
                             Morgan, Lewis & Bockius LLP
                                2000 One Logan Square
                             Philadelphia, PA  19103-6993
                              --------------------------



     It is proposed that this filing will become effective (check appropriate box)
            X    immediately upon filing pursuant to paragraph (b) of Rule 485
          -----
                 on (date) pursuant to paragraph (b) of Rule 485
          -----
                  60 days after filing pursuant to paragraph (a) of Rule 485
          -----

                 on November 2, 1998 pursuant to paragraph (a) of Rule 485
          -----

     If appropriate, check the following box:
          ----- This post-effective amendment designates a new effective date for a previously filed post-effective amendment

     TITLE OF SECURITIES BEING REGISTERED:  Individual Variable Annuity
Contracts

* Amendment on Form N-4 to Registration Statement on Form N-3 in connection with change in registration from a management investment company to a unit investment trust.
** Name changed from Great American Reserve Insurance Company to Conseco Variable Insurance Company
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                CROSS REFERENCE SHEET

                                                      Location in Statement of
Form N-4 Item Number       Location in Prospectuses    Additional Information
--------------------       ------------------------   ------------------------
Item  1.  Cover Page       Cover Page                       N/A

Item  2.  Definitions      Definitions                      N/A

Item  3.  Synopsis         Table of Fees                    N/A
          or Highlights    and Expenses


Item  4.  Condensed        Accumulation                     N/A
          Financial        Unit Values
          Information

Item  5.  General          Conseco Variable                 N/A
          Description      Insurance Company;
          of Registrant,   The Separate Account
          Depositor and
          Portfolio
          Companies

Item  6.  Deductions       The Contract - Fees and          N/A
          and Expenses     Charges

Item  7.  General          The Contract                     N/A
          Description
          of Variable
          Annuity
          Contracts

Item  8.  Annuity Period   The Contract - Annuity           N/A
                           Provisions

Item  9.  Death Benefit    The Contract - Payment           N/A
                           On Death

Item 10.  Purchases and    The Contract - Purchases Payments;    N/A
          Contract         The Contract - Accumulation
          Value            Units

Item 11.  Redemptions      The Contract - Withdrawals       N/A

Item 12.  Taxes            Federal Income Tax               N/A
                           Considerations

Item 13.  Legal            N/A                              N/A
          Proceedings


                                CROSS REFERENCE SHEET
                           Location in Statement of
Form N-4 Item Number       Location in Prospectuses    Additional Information
--------------------       ------------------------    ----------------------
Item 14.  Table of         Table of Contents of             N/A
          Contents of      Statement of Additional
          Statement of     Information
          Additional
          Information

Item 15.  Cover Page       N/A                              Cover Page

Item 16.  Table of         N/A                              Cover Page
          Contents

Item 17.  General          N/A                              N/A
          Information
          and History

Item 18.  Services         Conseco Variable                 N/A
                           Insurance Company

Item 19.  Purchase of      The Contract - Purchases Payments;    Distribution of
          Securities       The Contract - Withdrawals       Contracts and
          Being Offered                                     Certificates
          and Expenses

Item 20.  Underwriters     N/A                              Distribution of
                                                            Contracts

Item 21.  Calculation of   N/A                              Calculation of
          Performance                                       Return Quotations
          Data

Item 22.  Annuity          N/A                              Variable Annuity
          Payments                                          Provisions

Item 23.  Financial        N/A                              Financial Statements
          Statements

The Prospectus and Statement of Additional Information for the Rydex Advisor Variable Annuity Account, included as part of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-4 (File No. 333-03093), filed with the Securities and Exchange Commission on November 2, 1998 pursuant to Rule 485(a) under the Securities Act of 1933, are hereby incorporated by reference as if set forth fully herein. The attached Statement of Net Assets and Notes to Statement of Net Assets for the Rydex Advisor Variable Annuity Account will be added to the Statement of Additional Information.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
NOVEMBER 2, 1998
(Unaudited)


                                                                                                         Reported
                                                                           Shares         Cost           Value
ASSETS:
  Investments in Rydex Variable Trust portfolio shares, at net asset value (Note 2):
     Juno Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .       11,304.3    $    93,453    $    95,272
     Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . .   32,127,585.5     32,127,585     32,127,585
     Nova Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,807,614.6     23,215,358     24,358,893
     OTC Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,079,187.1     13,047,031     16,164,832
     Precious Metals Fund. . . . . . . . . . . . . . . . . . . . . . .      172,864.4      1,108,752      1,167,680
     Ursa Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .      811,892.6      5,857,203      5,671,499
     U.S. Government Bond Fund . . . . . . . . . . . . . . . . . . . .      391,472.3      5,259,353      5,229,895

        TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $84,815,656



                                                                                                         Reported
                                                                           Units          Unit Value     Value

NET ASSETS:
     Juno Subaccount . . . . . . . . . . . . . . . . . . . . . . . . .        11,304.3     $ 8.427921    $    95,272
     Money Market Subaccount . . . . . . . . . . . . . . . . . . . . .     3,049,537.7      10.535231     32,127,585
     Nova Subaccount . . . . . . . . . . . . . . . . . . . . . . . . .     1,807,614.6      13.475711     24,358,893
     OTC Subaccount  . . . . . . . . . . . . . . . . . . . . . . . . .     1,079,187.1      14.978711     16,164,832
     Precious Metals Subaccount. . . . . . . . . . . . . . . . . . . .       172,864.4       6.754890      1,167,680
     Ursa Subaccount . . . . . . . . . . . . . . . . . . . . . . . . .       811,892.6       6.985529      5,671,499
     U.S. Government Bond Subaccount . . . . . . . . . . . . . . . . .       391,472.3      13.359552      5,229,895

             NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS' DEFERRED ANNUITY RESERVES. . . . . . . . .     $84,815,656



       The accompanying notes are an integral part of this financial statement.

                       RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                          NOTES TO STATEMENT OF NET ASSETS
                                    (UNAUDITED)


(1) GENERAL

     Rydex Advisor Variable Annuity Account (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on April 15, 1996, as a segregated investment account for individual variable annuity contracts issued by Conseco Variable Insurance Company (the "Company") (formerly Great American Reserve Insurance Company prior to its name change in October 1998). The Account was originally registered as a diversified, open-ended investment company. On November 2, 1998, the Account was reorganized as a unit investment trust pursuant to an Agreement and a Plan of Reorganization approved by the contract owners of the Account on October 26, 1998.

     The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     The Account invests solely in the Rydex Variable Trust (the "Trust"). The Trust consists of seven funds: Juno, Money Market, Nova, OTC, Precious Metals,
Ursa  and  U.S. Government Bond.   The Trust is managed by PADCO Advisors II,
Inc. Conseco Equity Sales, Inc., a wholly owned subsidiary of Conseco, Inc., acts as principal underwriter for the Account.

     The Statement of Net Assets has been prepared in accordance with generally accepted accounting principles and, as such, includes amounts based on informed estimates and judgments of management with consideration given to materiality. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective funds of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES
     No provision for federal income taxes has been made in the accompanying Statement of Net Assets because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES
     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) DEDUCTIONS AND EXPENSES

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the

                       RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                          NOTES TO STATEMENT OF NET ASSETS
                                    (UNAUDITED)

contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

(3) DEDUCTIONS AND EXPENSES (CONTINUED)


     The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses. The Company deducts daily from the Account a fee, which is equivalent on an annual basis to 1.25 percent of the daily value of the total investments of the Account, for assuming the mortality and expense risks.

     Pursuant to an agreement between the Account and the Company, the Company provides sales and administrative services to the Account. The Company may deduct a percentage of the sum of purchase payments less prior withdrawals from the contract to cover sales expenses. The percentage declines from 7% to 0% over a seven-year period commencing on the date of receipt of the purchase payment. The Company also deducts daily from the Account a fee, which is equivalent on an annual basis of .15 percent of the daily value of the total investments of the Accounts for Administrative expenses.

                                        PART A


                         INFORMATION REQUIRED IN A PROSPECTUS

                                        PART B


                         INFORMATION REQUIRED IN A STATEMENT

                              OF ADDITIONAL INFORMATION

                                        PART C


                                  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS OF THE REGISTRANT:


          Statement of Net Assets as of November 2, 1998. Filed as part of the Statement of Additional Information.
          Notes to Statement of Net Assets. Filed as part of the Statement of Additional Information.


          FINANCIAL STATEMENTS OF THE DEPOSITOR:


          Financial Statements of Conseco Variable Insurance Company, formerly Great American Reserve Insurance Company. Incorporated herein by reference to Item 24(a) to Post-Effective Amendment No. 10 filed on November 2, 1998 (CIK 0001013169; Accession No. 0001047469-98-038977).
          Notes to Financial Statements. Incorporated herein by reference to
          Item 24(a) to Post-Effective Amendment No. 10 filed on November 2, 1998 (CIK 0001013169; Accession No. 0001047469-98-038977).


     (b)  EXHIBITS

          1. (a) Resolutions of Board of Directors of Conseco Variable Insurance Company authorizing the establishment of the Registrant. Incorporated herein by reference to Exhibit b(1) to initial Registration Statement on Form N-3 filed on May 2, 1996 (CIK 0001013169; Accession No. 0000906287-96-000070).


               (b) Resolutions of the Board of Directors of Conseco Variable Insurance Company authorizing restructuring of investments of the Registrant and registration of Registrant under the 1940 Act as a unit investment trust. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 10 filed on November 2, 1998 (CIK 0001013169; Accession No. 0001047469-98-038977).



               (c) Resolutions of the Board of Managers of the Registrant authorizing restructuring of investments of the Registrant and registration of Registrant under the 1940 Act as a unit investment trust. Incorporated herein by reference to
                    Exhibit 1(c) to Post-Effective Amendment No. 10 filed on November 2, 1998 (CIK 0001013169; Accession No. 0001047469-98-038977).


          2.   Not Applicable.


          3. (a) Form of Underwriting Agreement Among Conseco Variable Insurance Company, the Rydex Advisor Variable Annuity Account, and Conseco Equity Sales, Inc. Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 10 filed on November 2, 1998 (CIK 0001013169; Accession No. 0001047469-98-038977).



               (b)  (1)  Form of Group Selling Agreement Among Conseco Variable
                         Insurance Company, Conseco Equity Sales, Inc., Broker, and Insurance Agent. Incorporated herein by reference to Exhibit 3(b)(1) to Post-Effective

                         Amendment No. 10 filed on November 2, 1998
                         (CIK 0001013169; Accession No. 0001047469-98-038977).



               (b)  (2)  Form of Notice of Assignment of Group Selling
                         Agreements by PADCO Financial Services, Inc. to Conseco Equity Sales, Inc. effective November 2, 1998. Incorporated herein by reference to Exhibit 3(b)(2) to Post-Effective Amendment No. 10 filed on November 2, 1998 (CIK 0001013169; Accession No.
                         0001047469-98-038977).


          4. (a) Form of Variable Annuity Contract. Incorporated herein by reference to initial Registration Statement, filed on May 2, 1996. (CIK No. 0001013169; Accession No.
                    0000906287-96-000070).

               (b) Form of Variable Annuity Contract Endorsement (regarding the Death Benefit). Incorporated herein by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed on September 24, 1997. (CIK No. 0001013169; Accession No. 0000906287-97-000264).

          5. Form of Applications for Variable Annuity Contract. Incorporated herein by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed on September 24, 1997. (CIK No. 0001013169; Accession No. 0000906287-97-000264).

          6. (a) Certificate of Incorporation and Bylaws of Conseco Variable Insurance Company. Incorporated herein by reference to initial Registration Statement, filed on May 2, 1996. (CIK No. 0001013169; Accession No. 0000906287-96-000070).


               (b) Articles of Amendment to the Articles of Incorporation of Great American Reserve Insurance Company, changing name to Conseco Variable Insurance Company. Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 10 filed on November 2, 1998 (CIK 0001013169; Accession No. 0001047469-98-038977).



               (c) Official Order of the Commissioner of Insurance of the State of Texas approving Articles of Amendment to the Articles of Incorporation, changing name from Great American Reserve Insurance Company to Conseco Variable Insurance Company. Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 10 filed on November 2, 1998 (CIK 0001013169; Accession No. 0001047469-98-038977).


          7.   None.


          8. Form Participation Agreement between Conseco Variable Insurance Company, Rydex Variable Trust and PADCO Financial Services, Inc. Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 10 filed on November 2, 1998 (CIK 0001013169; Accession No. 0001047469-98-038977).

          9. Opinion of Counsel and Consent to its use as to the legality of the securities registered and indicating that they will be legally issued and will represent binding obligations of Conseco Variable Insurance Company. Incorporated herein by reference to
               Exhibit 9 to Post-Effective Amendment No. 10 filed on November 2, 1998 (CIK 0001013169; Accession No. 0001047469-98-038977).


          10. Consent of Independent Public Accountants PricewaterhouseCoopers, filed herewith.

          11.  None.

          12.  None.


          13. Schedule for Computation of Performance Quotations. Filed herewith.


          14. (a) Powers-of-Attorney of Executive Officers and Directors of Conseco Variable Insurance Company: Stephen C. Hilbert, Chairman of the Board and Chief Executive Officer; Rollin
                    M. Dick, Executive Vice President, Chief Financial Officer and Director; James S. Adams, Senior Vice President and Treasurer (Chief Accounting Officer); Thomas J. Kilian, President and Director; and John J. Sabl, Director. Incorporated by reference to Post-Effective Amendment No. 8 to this Registration Statement, filed on August 12, 1998 (CIK No. 0001013169; Accession No. 0001047469-98-030723)


                    Power-of-Attorney of Ngaire E. Cuneo, Director. Incorporated herein by reference to Exhibit 14(a) to Post-Effective Amendment No. 10 filed on November 2, 1998 (CIK 0001013169; Accession No. 0001047469-98-038977).


               (b) Powers-of-Attorney of the Officers and Managers of Rydex Adviser Variable Annuity Account: Corey A. Colehour, Member; J. Kenneth Dalton, Member; John O. Demaret, Member; Patrick T. McCarville, Member; and Roger Somers, Member. Incorporated by reference to Post-Effective Amendment No. 5 filed on February 5, 1998 (CIK No. 0001013169; Accession No. 0000906287-98-000026).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          The following table sets forth the names of (a) the officers and trustees of the Conseco Variable Insurance Company who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts and (b) the executive officers of the Conseco Variable Insurance Company

STEPHEN C. HILBERT                             THOMAS J. KILIAN
Chairman and Director                          President and Director

NGAIRE E. CUNEO                                ROLLIN M. DICK
Director                                       Executive Vice President, Chief
                                               Financial Officer and Director

JAMES S. ADAMS                                 JOHN J. SABL
Senior Vice President and Treasurer            Executive Vice President,
                                               General Counsel, Secretary and
                                               Director


          The business address of the directors and officers is Conseco Variable Insurance Company, 11825 North Pennsylvania Street, Carmel, Indiana 46032.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

          The following information concerns those companies that may be deemed to be controlled by or under common control with Conseco Variable Insurance Company. Conseco, Inc. owns 100% of each of the companies listed below, unless indicated otherwise:

          Conseco, Inc.

          Conseco Risk Management, Inc.
               Wells & Company
               CRM Acquisition Company
                    Wellsco, Inc.

          Conseco Mortgage Capital, Inc.

          Conseco Group Risk Management, Inc.

          Conseco Capital Management, Inc.

          Conseco Private Capital Group, Inc.

          Conseco Equity Sales, Inc.

          Lincoln American Life Insurance Company

          Marketing Distribution Systems Consulting Group, Inc.
               MDS Securities Incorporated
               BankMark School of Business, Inc.
               Investment Services Center of Delaware, Inc.
               BankMark, Inc.
               Community Insurance Agency, Inc.
               InveStar Insurance Agency, Inc. (IN)
               InveStar Insurance Agency, Inc. (OH)
               Marketing Distribution Systems, Inc.
               MDS of New Jersey, Inc.
                    Community Insurance Agency, Inc.

          CIHC, Incorporated
               NACT, Inc.
               Conseco Services, L.L.C.
                    Conseco Marketing LLC
               Conseco Entertainment Nevada, Inc.
               American Travelers Insurance Services Company, Inc.
               Conseco L.L.C.
               Conseco Global Investments, Inc.
               CNC Real Estate, Inc.
               Bankers National Life Insurance Company
                    National Fidelity Life Insurance Company
               K.F. Acquisition Corporation
               Jefferson National Life Insurance Company of Texas
                    Beneficial Standard Life Insurance Company
                    Conseco Variable Insurance Company
                    American Travelers Life Insurance Company
                         Conseco Life Insurance Company of New York
                         United General Life Insurance Company
                         Continental Life Insurance Company
               Conseco Financial Services, Inc.
               Eagles' National Corporation
               Bankers Life Insurance Company of Illinois
                    Bankers Life and Casualty Company
                         Certified Life Insurance Company
               Capitol American Financial Corporation
                    Capitol Insurance Company of Ohio*
                    Capital American Life Insurance Company
                         Capitol National Life Insurance Company
                         Frontier National Life Insurance Company
               K.F. Agency Inc. of Texas
               Colonial Penn Life Insurance Company
                    C.P. Real Estate Services Corp.
                    Hawthorne Advertising Agency Incorporated
               Providential Life Insurance Company
                    Eagle Mortgage Company, Inc.
                    U.S. Insurance Marketing, Inc.
               K.F. Insurance Agency of Massachusetts, Inc.
               Wabash Life Insurance Company
                    Conseco Life Insurance company
                    Philadelphia Life Insurance Company
                         Lamar Life Insurance Company
                    Independent Processing Services, Inc.
                    Conseco Travel Services, inc.
               K.F. Agency, Inc.
               American Life Holdings, Inc.
                    American Life and Casualty Marketing Division Co. American Life and Casualty Insurance Company
                         Vulcan Life Insurance Company**
                    Automobile Underwriters Corporation
                          Automobile Underwriters Incorporated
                          Statesman Data Services, Inc.
               Pioneer Financial Services, Inc.

                    PL Holdings, Inc.
                    Integrated Networks, Inc.
                    Administrators Service Corporation
                    National Benefit Plans, Inc.
                         Design Securities Corporation
                         Conseco Teleservices, Inc.
                         Target Ad Group, Inc.
                         Design Benefit Plans, Inc.
                              Continental Marketing Corporation of Illinois,
                                Inc.
                              DBP of Nevada, Inc.
                              Design Benefit Plans of Oregon, Inc.
                    Pioneer Life Insurance Company
                         Health and Life Insurance Company of America
                         Manhattan National Life Insurance Company
                              Connecticut National Life Insurance Company
                              MNL Marketing Corporation
                    Business Information Group, Inc.
                    Geneva International Insurance Company, Inc.
                    Response Air Ambulance Network, Inc.
                    United Life Holdings, Inc.
                    Direct Financial Services, Inc.
                         Erie International Insurance Company, Inc.
                         Association Management Corporation
                              Pioneer Savers Plan, Inc.
                              Independent Savers Plan, Inc.
                         Network Air Medical Systems, Inc.
                         Partners Health Group, Inc.
                         Personal Healthcare, Inc.
                              Healthscape, Inc.
                         Preferred Health Choice, Inc.
                    Markman International, L.L.C.
                    United Group Holdings, Inc.
                    National Group Life Insurance Company
                    Continental Life and Accident Company

          Conseco Entertainment, Inc.
               Conseco Entertainment, L.L.C.

          Conseco HPLP, L.L.C.

          Washington National Corporation
               Anchor Corporation
               Washington National Financial Services, Inc.
               Washington National Insurance Company
                    Washington National Development Company
                    United Presidential Corporation
                    United Presidential Life Insurance Company
                    Diversified National Corporation

          *    Mutual Assessment Life and Accident Association.
          ** Conseco, Inc. owns 98% of Vulcan Life Insurance Company's voting securities.

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of September 30, 1998, there were:


          261 Contract Owners of qualified variable annuity contracts; and 634 Contract Owners of nonqualified variable annuity contracts.



ITEM 28.  INDEMNIFICATION

          Article VI of the By-Laws of Conseco Variable Insurance Company generally provide that the Company shall indemnify its directors and officers against liabilities incurred in acting as directors and officers if they acted in good faith and in a manner they reasonably believed to be in the best interest of the Company and, with respect to any criminal action or proceeding, had no reasonable cause to believe their conduct was unlawful. See the By-Laws of the Company, filed as Exhibit (6) to this Registration Statement.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to members of the Board of Directors, officers, and controlling persons of the Company pursuant to the provisions described under "Indemnification" or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Company of expenses incurred or paid by a member of the Board of Directors, officer, or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer, or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Conseco Equity Sales, Inc. is principal underwriter for the following other investment companies (other than the Registrant):


               Great American Reserve Variable Annuity Account C Great American Reserve Variable Annuity Account E Great American Reserve Variable Annuity Account F Great American Reserve Variable Annuity Account G Conseco Fund Group

          (b) Conseco Equity Sales, Inc. ("CES") is principal underwriter for the Registrant and for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

                                      POSITIONS AND OFFICES
 NAME                                 WITH UNDERWRITER



 L. Gregory Gloeckner                 President and Director



 William P. Latimer                   Vice President, Senior Counsel, Secretary
                                      and Director



 James S. Adams                       Senior Vice President, Treasurer and
                                      Director



 William T. Devanney, Jr.             Senior Vice President, Corporate Taxes



 Christine H. Darnell                 Vice President, Management Reporting



 Lisa M. Zimmerman                    Assistant Vice President, Corporate Taxes

 Christine E. Monical                 Second Vice President and Assistant
                                      General Counsel


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The name and address of the person who maintains physical possession of each account, book or other document of the Registrant required by
          Section 31(a) of the Investment Company Act of 1940 is as follows:

          Lowell Short
          Conseco Variable Insurance Company
          11825 North Pennsylvania Street
          Carmel, Indiana  46032

ITEM 31.  MANAGEMENT SERVICES

          Not applicable.

ITEM 32.  UNDERTAKINGS

          (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

          (b) The Registrant hereby undertakes to include, as part of any application to purchase a Contract, a space that an applicant can check to request a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

          (d) The Registrant is relying on a no-action letter issued to the American Council of Life Insurance, published November 28, 1988, relating to Section 403(b)(11) of the Internal Revenue Code and Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940. The Registrant hereby represents that it has complied with the provisions paragraphs (1) through (4) of said no-action letter.

          (e) Conseco Variable Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Conseco Variable Insurance Company.

                                      SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the city of Carmel, of the State of Indiana, on the12th day of November, 1998.


                         RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                         Registrant

                         CONSECO VARIABLE INSURANCE COMPANY
                         Depositor


                         By:  /s/ Rollin M. Dick
                              -------------------------------------------
                              Rollin M. Dick
                              Executive Vice President



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Carmel, State of Indiana, on the 12th day of November, 1998.


                         CONSECO VARIABLE INSURANCE COMPANY
                         Depositor


                         By:  /s/ Rollin M. Dick
                              -------------------------------------------
                              Rollin M. Dick
                              Executive Vice President



     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated below, on the 12th day of November, 1998.




     SIGNATURE                          TITLE
     ---------                          -----

            *
     ----------------                   Chairman of the Board
     Stephen C. Hilbert                 (Chief Executive Officer)

            *
     ----------------                   Executive Vice President,
     Rollin M. Dick                     Chief Financial Officer and Director

            *
     ----------------                   Senior Vice President and Treasurer
     James S. Adams                     (Chief Accounting Officer)

            *
     ----------------                   Director and President
     Thomas J. Kilian

            *
     ----------------                   Director
     John J. Sabl

            *
     ----------------                   Director
     Ngaire E. Cuneo




     *By:  /s/Karl W. Kindig
          ----------------------------
          Karl W. Kindig
          Attorney-in-Fact

                                   EXHIBIT INDEX

     Ex-10     Consent of Independent Public Accountants PricewaterhouseCoopers.


     Ex-13     Schedule for Computation of Performance Quotations.